Stock-based compensation (Details 4) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Balance, Number	0
RSUs granted Number	160,598
RSUs vested Number	(10,990)
RSUs forfeited Number	(17,500)
Balance, Number	132,108	0
Balance, Fair Value	$ 0
RSUs granted Fair Value	9.10
RSUs vested Fair Value	9.95
RSUs forfeited Fair Value	9.95
Balance, Fair Value	$ 8.91	$ 0
Balance, Weighted Average Remaining Contractual Year	2 years 1 month 28 days	0 years
Balance, Aggregate Intrinsic Value	$ 0
RSUs granted Aggregate Intrinsic Value	1,181
RSUs vested Aggregate Intrinsic Value	$ 89
RSUs forfeited Aggregate Intrinsic Value
Balance, Aggregate Intrinsic Value	$ 1,058	$ 0